Vessels and subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Vessels and subsidiaries [Abstract]
Vessel Subsidiaries
The following table sets out the details of the Vessel Subsidiaries included in these consolidated financial statements:

Company	Vessel name	Dwt	Flag State	Year Built
DHT Mustang Inc	DHT Mustang	317,975	Hong Kong	2018
DHT Bronco Inc	DHT Bronco	317,975	Hong Kong	2018
DHT Colt Inc	DHT Colt	319,713	Hong Kong	2018
DHT Stallion Inc	DHT Stallion	319,713	Hong Kong	2018
DHT Tiger Limited	DHT Tiger	299,629	Hong Kong	2017
DHT Puma Limited	DHT Puma	299,629	Hong Kong	2016
DHT Panther Limited	DHT Panther	299,629	Hong Kong	2016
DHT Lion Limited	DHT Lion	299,629	Hong Kong	2016
DHT Leopard Limited	DHT Leopard	299,629	Hong Kong	2016
DHT Jaguar Limited	DHT Jaguar	299,629	Hong Kong	2015
DHT Opal Inc	DHT Opal	320,105	IOM	2012
Samco Theta Ltd	DHT Sundarbans	314,249	RIF	2012
Samco Iota Ltd	DHT Taiga	314,249	Hong Kong	2012
DHT Peony Inc	DHT Peony	320,013	Hong Kong	2011
DHT Lotus Inc	DHT Lotus	320,142	Hong Kong	2011
Samco Eta Ltd	DHT Amazon	314,249	RIF	2011
Samco Kappa Ltd	DHT Redwood	314,249	Hong Kong	2011
DHT Edelweiss Inc	DHT Edelweiss	301,021	Hong Kong	2008
Samco Epsilon Ltd	DHT China	317,794	RIF	2007
Samco Delta Ltd	DHT Europe	317,713	Marshall Islands	2007
DHT Bauhinia Inc	DHT Bauhinia	301,019	IOM	2007
DHT Hawk Inc	DHT Hawk	298,923	Hong Kong	2007
Samco Gamma Ltd	DHT Scandinavia	317,826	Hong Kong	2006
DHT Falcon Inc	DHT Falcon	298,971	Hong Kong	2006
DHT Lake Inc	DHT Lake	298,564	Hong Kong	2004
DHT Raven Inc	DHT Raven	298,563	IOM	2004
DHT Condor, Inc.	DHT Condor	320,050	Hong Kong	2004
DHT Eagle, Inc.	DHT Eagle **	309,064	Hong Kong	2002
DHT Utah, Inc	DHT Utah **	299,498	IOM	2001
DHT Utik, Inc	DHT Utik **	299,450	IOM	2001
Chris Tanker Corporation	DHT Chris ***	309,285	Hong Kong	2001
Ann Tanker Corporation	DHT Ann ****	309,327	Hong Kong	2001
DHT Phoenix, Inc.	DHT Phoenix *****	307,151	Hong Kong	1999
Cathy Tanker Corporation	DHT Cathy*	115,000	Marshall Islands	2004
Sophie Tanker Corporation	DHT Sophie*	115,000	Marshall Islands	2003

* DHT Sophie and DHT Cathy were sold to one buyer in October 2018. Both vessels were delivered to buyer during fourth quarter 2018.
** The DHT Eagle, DHT Utah and DHT Utik were sold to one buyer in November 2017. The DHT Eagle and DHT Utah were delivered to the buyer during the fourth quarter of 2017 and the DHT Utik was delivered to the buyer in January 2018.
*** The DHT Chris was sold and delivered to new owners in January 2017.
**** The DHT Ann was sold and delivered to new owners in May 2017.
***** The DHT Phoenix was sold and delivered to new owners in June 2017.

Vessels and Time Charter Contracts
Vessels and time charter contracts

(Dollars in thousands)	Vessels	Drydock	Scrubbers	Time charter contracts	Total
Cost
As of January 1, 2019	2,007,385	44,818	12,652	6,600	2,071,456
Additions*	(42)	(375)	(721)	-	(1,139)
Transferred from vessels upgrades	6,750	2,493	30,552	-	39,795
Disposals	-	(3,116)	-	-	(3,116)
As of December 31, 2019	2,014,093	43,820	42,482	6,600	2,106,997

Accumulated depreciation and impairment
As of January 1, 2019	(391,894)	(9,171)	(388)	(4,193)	(405,647)
Charge for the period	(96,102)	(11,824)	(6,118)	(978)	(115,022)
Disposals	-	3,116	-	-	3,116
As of December 31, 2019	(487,996)	(17,880)	(6,507)	(5,170)	(517,553)

Net book value
As of December 31, 2019	1,526,097	25,941	35,976	1,430	1,589,444

Cost
As of January 1, 2018	1,767,117	36,441	-	6,600	1,810,158
Additions	113	7,695	7,566	-	15,373
Transferred from vessels under construction	325,004	6,800	5,086	-	336,890
Transferred to asset held for sale	-	-	-	-	-
Disposals	(84,848)	(6,117)	-	-	(90,965)
As of December 31, 2018	2,007,385	44,818	12,652	6,600	2,071,456

Accumulated depreciation and impairment
As of January 1, 2018	(359,066)	(3,731)	-	(3,215)	(366,013)
Charge for the period	(91,551)	(10,342)	(388)	(978)	(103,259)
Impairment charges	(3,500)	-	-	-	(3,500)
Transferred to asset held for sale		-	-	-	-
Disposals	62,224	4,902	-	-	67,125
As of December 31, 2018	(391,894)	(9,171)	(388)	(4,193)	(405,647)

Net book value
As of December 31, 2018	1,615,492	35,647	12,264	2,407	1,665,810

Vessels under construction
As of January 1, 2018	114,759	-	-	-	114,759
Additions	222,131	-	-	-	222,131
Transferred to vessels	(336,890)	-	-	-	(336,890)
As of December 31, 2018	-	-	-	-	-

Vessel upgrades
As of January 1, 2019	-	-	-	-	-
Additions	8,121	2,493	40,832	-	51,446
Transferred to vessels	(6,750)	(2,493)	(30,552)	-	(39,795)
As of December 31, 2019	1,371	-	10,281	-	11,652

*Additions in 2019 relates to adjustments to capitalized expenses in 2018

Time Charter Contracts	Time charter contracts:
		Carrying amount	Carrying amount
(Dollars in thousands)	Expected useful life	2019	2018
DHT China charter	Finite	1,430	2,407
Total		1,430	2,407